Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
A summary of property and equipment at December 31 follows:

	2023	2022
	(In thousands)
Land and land improvements	$16,421	$17,435
Buildings	61,190	60,708
Equipment	78,648	75,770
	156,259	153,913
Accumulated depreciation and amortization	(120,736)	(118,020)
Property and equipment, net	$35,523	$35,893